Supplement Dated December 28, 2005
to the Prospectus of each Fund listed below:

FDP SERIES, INC.
MERCURY BASIC VALUE FUND, INC.
MERCURY FUNDS II
(MERRILL LYNCH INTERNATIONAL VALUE FUND)
MERCURY FUNDS, INC.
(MERRILL LYNCH INTERNATIONAL FUND)
(MERRILL LYNCH SMALL CAP GROWTH FUND)
MERRILL LYNCH BALANCED CAPITAL FUND, INC.
MERRILL LYNCH BASIC VALUE FUND, INC.
MERRILL LYNCH BOND FUND, INC.
MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST
(MERRILL LYNCH CALIFORNIA INSURED MUNICIPAL BOND FUND)
MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.
MERRILL LYNCH DISCIPLINED EQUITY FUND, INC.
MERRILL LYNCH EQUITY DIVIDEND FUND
MERRILL LYNCH EUROFUND
MERRILL LYNCH FOCUS TWENTY FUND, INC.
MERRILL LYNCH FOCUS VALUE FUND, INC.
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND
MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.
MERRILL LYNCH GLOBAL GROWTH FUND, INC.
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.
MERRILL LYNCH GLOBAL VALUE FUND, INC.
MERRILL LYNCH HEALTHCARE FUND, INC.
MERRILL LYNCH INFLATION PROTECTED FUND
MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
(MERRILL LYNCH LOW DURATION FUND)
MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
MERRILL LYNCH LATIN AMERICA FUND, INC.
MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
(MERRILL LYNCH FLORIDA MUNICIPAL BOND FUND)
(MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND)
(MERRILL LYNCH NEW YORK MUNICIPAL BOND FUND)
(MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND)
MERRILL LYNCH MUNICIPAL BOND FUND, INC.
MERRILL LYNCH MUNICIPAL SERIES TRUST
(MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND)
MERRILL LYNCH NATURAL RESOURCES TRUST
MERRILL LYNCH PACIFIC FUND, INC.
MERRILL LYNCH REAL INVESTMENT FUND
MERRILL LYNCH SHORT-TERM U.S. GOVERNMENT FUND, INC.
MERRILL LYNCH STRATEGY SERIES, INC.
MERRILL LYNCH U.S. GOVERNMENT FUND
MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
MERRILL LYNCH WORLD INCOME FUND, INC.
THE ASSET PROGRAM, INC.
(MERRILL LYNCH MID CAP VALUE OPPORTUNITIES FUND)

Effective December 28, 2005, Class I shares of each of the funds listed above (each, a “Fund”) will no longer be subject to any front end sales charge. All references to a sales charge to be paid in connection with the purchase of Class I shares or a contingent deferred sales charge to be paid in connection with a redemption of Class I shares are hereby deleted from each Fund’s prospectus.

Code # PR-SUP-1205